ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Warranty Activity

The Group’s warranty activity is summarized below:

	For the year ended December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	131,689	162,133	26,024
Warranty provision	64,730	33,108	5,314
Warranty reversal	(30,615)	(9,958)	(1,598)
Warranty claims	(3,671)	(7,414)	(1,190)

Ending balance	162,133	177,869	28,550